UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-21529

The Gabelli Global Utility & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli Global Utility & Income Trust

Semiannual Report — June 30, 2024

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Timothy M. Winter, CFA	Hendi Susanto
Chief Investment Officer	Portfolio Manager	Portfolio Manager
	BA, Rollins College	BS, University of Minnesota MS,
	MBA, University of	Massachusetts Institute of Technology
	Notre Dame	MBA, Wharton School, University of
Pennsylvania

To Our Shareholders,

For the six months ended June 30, 2024, the net asset value (NAV) total return of The Gabelli Global Utility & Income Trust (the Fund) was 3.3%, compared with a total return of 9.4% for the Standard & Poor’s (S&P) 500 Utilities Index. The total return for the Fund’s publicly traded shares was 9.8%. The Fund’s NAV per share was $14.74, while the price of the publicly traded shares closed at $13.86 on the New York Stock Exchange (NYSE). See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2024.

Investment Objective and Strategy (Unaudited)

The Gabelli Global Utility & Income Trust is a diversified, closed-end management investment company. The Fund’s investment objective is to seek a consistent level of after-tax total return for its investors with an emphasis on tax advantaged dividend income under current tax law. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities and income producing securities of domestic and foreign companies involved in the utilities industry and other industries that are expected to pay periodic dividends.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

In the first half of 2024, the S&P Utilities Index (SPU) returned 9.4%, compared to the S&P 500 Index return of 15.3%. The SPU (31 stocks) performance was heavily influenced by a number of independent power producers including Constellation Energy (CEG) (no longer held at June 30, 2024), Vistra (VST) (0.4% of total investments at June 30, 2024), and NRG Energy (NRG) (0.1%), as well as leading renewable developer NextEra Energy (NEE) (1.3%) and Public Service Enterprise Group (PEG) (0.9%). The potential for increased electric demand growth driven by accelerating technological innovation (artificial intelligence, data centers), electrification, and manufacturing onshoring, led to a momentum shift into power stocks. Shares of non-regulated power plant owners and developers surged on the AI-data center theme.

European energy markets face greater challenges and volatility due to structural (political) and resource challenges (natural gas) associated with an ambitious clean energy transition and geopolitical risks, including a historical dependence on Russia. Some pressure related to energy supply has eased: LNG imports ramped up and offshore wind ambitions are moving forward. Finally, the value of existing infrastructure has become more attractive to potential buyers and consolidation activity has picked up.

Thank you for your investment in the The Gabelli Global Utility & Income Trust.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2024 (a) (Unaudited)

	Six Months	1 Year	5 Year	10 Year	15 Year	20 Year	Since Inception (5/28/04)
The Gabelli Global Utility & Income Trust (GLU)
NAV Total Return (b)	3.26%	2.48%	1.17%	1.98%	5.75%	5.42%	5.44%
Investment Total Return (c)	9.80	6.39	1.49	3.33	6.37	5.89	5.45
S&P 500 Utilities Index	9.44	7.82	6.11	8.04	10.12	9.36	9.40
Lipper Utility Fund Average	8.50	9.01	5.55	6.00	9.48	8.78	8.85
S&P Global 1200 Utilities Index	4.32	4.34	5.55	5.80	6.82	7.47	7.57

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. The S&P Global 1200 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for the rights offering and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE American, reinvestment of distributions, and adjustments for the rights offering. Since inception return is based on an initial offering price of $20.00.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2024:

The Gabelli Global Utility & Income Trust

Energy and Utilities: Integrated	28.1%
Telecommunications	11.2%
Food and Beverage	5.9%
Financial Services	5.3%
Services	5.1%
Natural Gas Utilities	4.2%
Natural Gas Integrated	4.0%
Cable and Satellite	3.6%
Electric Transmission and Distribution	3.5%
Diversified Industrial	3.4%
Wireless Communications	2.9%
Electronics	2.5%
Specialty Chemicals	2.4%
Automotive	1.8%
Water	1.8%
Machinery	1.6%
Oil	1.4%
Alternative Energy	1.3%
Entertainment	1.3%
Natural Resources	1.2%
Aerospace	1.1%
Building and Construction	0.8%
Hotels and Gaming	0.8%
Business Services	0.8%
Health Care	0.7%
Independent Power Producers and Energy Traders	0.5%
Consumer Services	0.5%
Computer Software and Services	0.5%
Metals and Mining	0.5%
Transportation	0.5%
Environmental Services	0.4%
Consumer Products	0.3%
Semiconductors	0.1%
Computer Hardware	0.0%*
Closed-End Funds	0.0%*
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Utility & Income Trust

Schedule of Investments — June 30, 2024 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 99.9%
	ENERGY AND UTILITIES — 54.3%
	Alternative Energy — 1.3%
	Non U.S. Companies
1,950	Brookfield Renewable Corp. , Cl. A	$53,383	$55,341
5,500	Vestas Wind Systems A/S†	106,905	127,353

	U.S. Companies
31,650	NextEra Energy Partners LP	822,801	874,806
7,500	Ormat Technologies Inc.	353,159	537,750
400	SolarEdge Technologies Inc.†	41,986	10,104
		1,378,234	1,605,354

	Diversified Industrial — 2.8%
	Non U.S. Companies
22,000	Bouygues SA	756,351	706,120
18,500	Jardine Matheson Holdings Ltd.	1,007,169	654,530

	U.S. Companies
250	Chart Industries Inc.†	34,855	36,085
30,000	Flowserve Corp.	976,436	1,443,000
3,000	General Electric Co.	140,244	476,910
4,500	Mueller Water Products Inc., Cl. A	44,106	80,640
		2,959,161	3,397,285

	Electric Transmission and Distribution — 3.5%
	Non U.S. Companies
7,000	Algonquin Power & Utilities Corp.	60,072	41,139
93,000	Algonquin Power & Utilities Corp., New York	553,350	544,980
1,300	Boralex Inc., Cl. A	26,339	31,843
28,000	Enel Chile SA, ADR	78,326	78,400
11,200	Fortis Inc.	355,709	435,294
650	Fortis Inc., New York	27,053	25,246
9,600	Landis+Gyr Group AG	619,836	775,736
700	Orsted AS†	72,899	37,252
18,000	Redeia Corp. SA	198,904	314,602

	U.S. Companies
500	CenterPoint Energy Inc.	14,685	15,490
1,500	Consolidated Edison Inc.	68,714	134,130
700	Sempra	52,206	53,242
33,000	Twin Disc Inc.	318,465	388,740
5,500	Unitil Corp.	221,661	284,845
13,700	WEC Energy Group Inc.	581,771	1,074,902
		3,249,990	4,235,841

	Energy and Utilities: Integrated — 28.1%
	Non U.S. Companies
140,000	A2A SpA	257,158	278,800
Shares		Cost	Market Value

10,000	Chubu Electric Power Co. Inc.	$149,071	$118,155
152,000	Datang International Power Generation Co. Ltd., Cl. H	59,610	32,506
2,000	E.ON SE	20,087	26,249
14,000	E.ON SE, ADR	162,822	184,240
17,615	EDP - Energias de Portugal SA	72,719	66,008
9,000	EDP - Energias de Portugal SA, ADR	241,083	338,310
14,500	Electric Power Development Co. Ltd.	274,849	226,256
36,500	Emera Inc.	1,445,671	1,217,956
10,000	Endesa SA	227,012	187,791
157,000	Enel SpA	938,512	1,091,896
4,000	Eni SpA	66,742	61,490
7,000	Eni SpA, ADR	189,868	215,530
230,000	Hera SpA	479,975	786,741
15,000	Hokkaido Electric Power Co. Inc.	110,128	111,318
22,000	Hokuriku Electric Power Co.	170,961	139,269
560,000	Huaneng Power International Inc., Cl. H†	389,439	415,211
204,600	Iberdrola SA	1,568,842	2,654,595
40,000	Korea Electric Power Corp., ADR†	427,360	283,600
23,000	Kyushu Electric Power Co. Inc.	253,125	236,876
12,000	Shikoku Electric Power Co. Inc.	132,963	102,927
15,000	The Chugoku Electric Power Co. Inc.	166,926	98,499
14,000	The Kansai Electric Power Co. Inc.	162,292	235,117
10,000	Tohoku Electric Power Co. Inc.	121,745	90,217
2,000	Verbund AG	33,429	157,751

	U.S. Companies
1,200	ALLETE Inc.	45,863	74,820
600	Alliant Energy Corp.	29,381	30,540
17,300	Ameren Corp.	729,562	1,230,203
21,400	American Electric Power Co. Inc.	1,888,540	1,877,636
15,600	Avangrid Inc.	604,691	554,268
21,500	Avista Corp.	846,353	744,115
200	Badger Meter Inc.	23,705	37,270
600	Black Hills Corp.	15,133	32,628
10,000	Dominion Energy Inc.	424,636	490,000
1,000	DTE Energy Co.	104,795	111,010
10,600	Duke Energy Corp.	524,003	1,062,438
500	Entergy Corp.	54,161	53,500

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Integrated (Continued)
	U.S. Companies (Continued)
2,000	Eos Energy Enterprises Inc.†	$21,190	$2,540
17,000	Evergy Inc.	944,889	900,490
19,400	Eversource Energy	1,103,060	1,100,174
380,000	Gulf Coast Ultra Deep Royalty Trust†	9,538	4,845
8,000	Hawaiian Electric Industries Inc.	117,961	72,160
7,500	MGE Energy Inc.	166,200	560,400
21,080	NextEra Energy Inc.	520,885	1,492,675
36,000	NiSource Inc.	282,620	1,037,160
11,000	Northwestern Energy Group Inc.	336,011	550,880
34,000	OGE Energy Corp.	420,477	1,213,800
11,200	Otter Tail Corp.	327,722	981,008
14,500	PG&E Corp.	132,874	253,170
14,000	Pinnacle West Capital Corp.	674,487	1,069,320
25,500	PNM Resources Inc.	1,207,553	942,480
40,000	Portland General Electric Co.	1,650,225	1,729,600
9,900	PPL Corp.	293,275	273,735
15,000	Public Service Enterprise Group Inc.	547,138	1,105,500
120,000	The AES Corp.	1,638,979	2,108,400
18,800	The Southern Co.	591,915	1,458,316
18,500	Xcel Energy Inc.	341,939	988,085
		24,742,150	33,500,474

	Environmental Services — 0.4%
	Non U.S. Companies
2,500	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	37,424	33,625
13,800	Veolia Environnement SA	237,844	412,633

	U.S. Companies
2,640	SkyWater Technology Inc.†	23,192	20,196
		298,460	466,454

	Independent Power Producers and Energy Traders — 0.5%
	Non U.S. Companies
2,100	Atlantica Sustainable Infrastructure plc	51,293	46,095

	U.S. Companies
2,000	NRG Energy Inc.	42,485	155,720
5,000	Vistra Corp.	124,035	429,900
		217,813	631,715
Shares		Cost	Market Value

	Machinery — 0.1%
	Non U.S. Companies
50	Accelleron Industries AG	$819	$1,959
1,750	Accelleron Industries AG, ADR	25,202	68,180
		26,021	70,139

	Natural Gas Integrated — 4.0%
	Non U.S. Companies
80,000	Snam SpA	288,733	353,928
900	TC Energy Corp.	47,367	34,110

	U.S. Companies
500	DT Midstream Inc.	18,197	35,515
32,000	Kinder Morgan Inc.	403,974	635,840
62,000	National Fuel Gas Co.	2,891,827	3,359,780
4,000	ONEOK Inc.	0	326,200
		3,650,098	4,745,373

	Natural Gas Utilities — 4.2%
	Non U.S. Companies
1,000	Engie SA	15,461	14,281
9,500	Engie SA, ADR	236,243	135,375
16,000	Italgas SpA	72,388	78,856
144,478	National Grid plc	1,549,790	1,611,930
6,500	National Grid plc, ADR	349,763	369,200

	U.S. Companies
6,000	Atmos Energy Corp.	148,311	699,900
1,500	Chesapeake Utilities Corp.	44,116	159,300
1,000	ONE Gas Inc.	30,631	63,850
10,000	RGC Resources Inc.	199,760	204,500
21,500	Southwest Gas Holdings Inc.	1,209,416	1,513,170
2,000	Spire Inc.	70,415	121,460
		3,926,294	4,971,822

	Natural Resources — 1.1%
	Non U.S. Companies
14,000	Cameco Corp.	163,641	688,800
100	Linde plc	29,983	43,881

	U.S. Companies
6,800	APA Corp.	157,936	200,192
2,000	Diamondback Energy Inc.	95,996	400,380
		447,556	1,333,253

	Oil — 1.4%
	Non U.S. Companies
14,000	BP plc, ADR	456,582	505,400
10,000	Petroleo Brasileiro SA, ADR	83,744	144,900
16,000	PrairieSky Royalty Ltd.	270,782	304,082
7,700	Shell plc, ADR	323,542	555,786

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Oil (Continued)
	U.S. Companies
1,000	ConocoPhillips	$28,509	$114,380
		1,163,159	1,624,548

	Services — 5.1%
	Non U.S. Companies
31,500	ABB Ltd., ADR	596,968	1,754,865
23,000	Enbridge Inc.	485,412	818,570
4,000	First Sensor AG	126,539	258,741

	U.S. Companies
26,500	AZZ Inc.	991,491	2,047,125
10,000	Dril-Quip Inc.†	231,938	186,000
20,000	Halliburton Co.	359,542	675,600
12,500	MDU Resources Group Inc.	251,227	313,750
		3,043,117	6,054,651

	Water — 1.8%
	Non U.S. Companies
4,700	Consolidated Water Co. Ltd.	54,485	124,738
40,000	Fluence Corp. Ltd.†	9,946	3,202
33,000	Severn Trent plc	867,544	992,824
35,000	United Utilities Group plc	346,011	434,737

	U.S. Companies
500	Artesian Resources Corp., Cl. A	18,961	17,580
5,000	California Water Service Group	70,680	242,450
6,500	Essential Utilities Inc.	77,877	242,645
1,000	Middlesex Water Co.	17,172	52,260
1,000	SJW Group	65,241	54,220
		1,527,917	2,164,656

	TOTAL ENERGY AND UTILITIES	46,629,970	64,801,565

	OTHER — 27.9%
	Aerospace — 1.1%
	Non U.S. Companies
100,000	Rolls-Royce Holdings plc†	216,047	577,441

	U.S. Companies
10,500	AAR Corp.†	287,631	763,350
		503,678	1,340,791

	Automotive — 1.8%
	Non U.S. Companies
350	Ferrari NV	13,358	142,929
85,000	Iveco Group NV	518,978	953,092
32,800	Traton SE	584,803	1,073,135
Shares		Cost	Market Value

	U.S. Companies
500	General Motors Co.	$26,765	$23,230
		1,143,904	2,192,386

	Building and Construction — 0.8%
	Non U.S. Companies
500	Acciona SA	25,414	59,063
1,000	CRH plc	53,820	74,980
1,400	Sika AG	202,768	400,779

	U.S. Companies
3,000	Arcosa Inc.	95,726	250,230
200	Herc Holdings Inc.	30,104	26,658
2,500	Knife River Corp.†	88,197	175,350
		496,029	987,060

	Business Services — 0.8%
	Non U.S. Companies
47,500	JCDecaux SE†	1,087,787	934,484

	Computer Hardware — 0.0%
	U.S. Companies
300	Dell Technologies Inc., Cl. C	14,317	41,373

	Computer Software and Services — 0.5%
	Non U.S. Companies
550	Check Point Software Technologies Ltd.†	63,441	90,750
7,500	Prosus NV	296,977	267,148

	U.S. Companies
300	Global Payments Inc.	37,162	29,010
2,100	Kyndryl Holdings Inc.†	35,476	55,251
3,800	N-able Inc.†	46,603	57,874
500	Oracle Corp.	57,855	70,600
3,500	SolarWinds Corp.	64,130	42,175
		601,644	612,808

	Consumer Products — 0.3%
	Non U.S. Companies
15,000	Essity AB, Cl. B	448,149	384,093
2,500	Salvatore Ferragamo SpA	36,768	21,165
		484,917	405,258

	Consumer Services — 0.5%
	U.S. Companies
200	Amazon.com Inc.†	29,650	38,650
23,500	Matthews International Corp., Cl. A	522,152	588,675
		551,802	627,325

	Diversified Industrial — 0.6%
	Non U.S. Companies
10,000	Ardagh Group SA†	127,992	38,900

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	OTHER (Continued)
	Diversified Industrial (Continued)
	U.S. Companies
500	Corning Inc.	$18,370	$19,425
100	Roper Technologies Inc.	25,045	56,366
20,000	Trinity Industries Inc.	419,127	598,400
		590,534	713,091

	Electronics — 2.5%
	Non U.S. Companies
40,000	Kyocera Corp.	579,398	460,315
1,000	Signify NV	34,849	24,953
23,000	Sony Group Corp., ADR	963,047	1,953,850

	U.S. Companies
1,500	Advanced Micro Devices Inc.†	189,185	243,315
800	Axcelis Technologies Inc.†	59,404	113,752
2,817	Kimball Electronics Inc.†	60,834	61,918
1,000	Proto Labs Inc.†	45,745	30,890
50	Texas Instruments Inc.	8,808	9,726
100	Universal Display Corp.	17,200	21,025
		1,958,470	2,919,744

	Entertainment — 1.3%
	Non U.S. Companies
170,000	Grupo Televisa SAB, ADR	952,933	470,900
24,000	Manchester United plc, Cl. A†	375,718	387,360
41,000	Ollamani SAB†	142,558	93,429

	U.S. Companies
18,000	Fox Corp., Cl. B	579,508	576,360
4,500	Warner Bros Discovery Inc.†	46,935	33,480
		2,097,652	1,561,529

	Financial Services — 5.3%
	Non U.S. Companies
1,125	Brookfield Asset Management Ltd., Cl. A	5,535	42,806
4,500	Brookfield Corp.	30,053	186,930
55,000	Commerzbank AG	292,033	835,529
10,500	Janus Henderson Group plc	231,957	353,955
8,200	Kinnevik AB, Cl. A	139,691	68,005
135,000	Orascom Financial Holding SAE†	17,937	843
100,000	Resona Holdings Inc.	498,028	661,632
30,000	UBS Group AG	352,414	886,200
24,000	UBS Group AG	284,454	706,550

	U.S. Companies
7,000	AllianceBernstein Holding LP	124,963	236,530
Shares		Cost	Market Value

10,500	Bank of America Corp.	$268,523	$417,585
15,500	The Bank of New York Mellon Corp.	627,293	928,295
800	The Goldman Sachs Group Inc.	132,114	361,856
21,000	UGI Corp.	742,032	480,900
2,500	Wells Fargo & Co.	69,681	148,475
		3,816,708	6,316,091

	Food and Beverage — 5.9%
	Non U.S. Companies
100	Chocoladefabriken Lindt & Spruengli AG	506,195	1,167,566
30,000	Davide Campari-Milano NV	131,851	283,502
7,300	Diageo plc, ADR	824,196	920,384
6,000	Fomento Economico Mexicano SAB de CV, ADR	463,390	645,900
6,000	Heineken NV	406,982	580,241
1,300	Kerry Group plc, Cl. A	147,797	105,253
20,000	Kikkoman Corp.	208,438	231,649
48,000	Maple Leaf Foods Inc.	960,824	804,181
10,000	Nestlé SA	718,339	1,020,869
2,000	Pernod Ricard SA	223,358	271,379
1,700	Remy Cointreau SA	198,906	141,826
10,000	Yakult Honsha Co. Ltd.	209,983	178,787

	U.S. Companies
10,000	McCormick & Co. Inc., Non-Voting	352,792	709,400
		5,353,051	7,060,937

	Health Care — 0.7%
	U.S. Companies
31,000	Pfizer Inc.	995,854	867,380

	Hotels and Gaming — 0.8%
	Non U.S. Companies
150,000	Genting Singapore Ltd.	143,064	95,686
350,000	Mandarin Oriental International Ltd.	577,699	605,500
350,000	The Hongkong & Shanghai Hotels Ltd.	411,756	259,058
		1,132,519	960,244

	Machinery — 1.5%
	Non U.S. Companies
170,000	CNH Industrial NV	1,282,231	1,722,100

	Metals and Mining — 0.5%
	U.S. Companies
12,000	Freeport-McMoRan Inc.	384,509	583,200

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	OTHER (Continued)
	Semiconductors — 0.1%
	U.S. Companies
89	Broadcom Inc.	$102,066	$142,892

	Specialty Chemicals — 2.4%
	Non U.S. Companies
4,000	Axalta Coating Systems Ltd.†	98,789	136,680
530	Givaudan SA	1,339,433	2,512,995

	U.S. Companies
300	Air Products and Chemicals Inc.	71,064	77,415
1,000	Rogers Corp.†	110,010	120,610
		1,619,296	2,847,700

	Transportation — 0.5%
	U.S. Companies
4,000	GATX Corp.	152,286	529,440

	TOTAL OTHER	24,369,254	33,365,833

	COMMUNICATIONS — 17.7%
	Cable and Satellite — 3.6%
	Non U.S. Companies
13,000	Cogeco Inc.	375,499	458,024
100,000	ITV plc	152,171	101,760
55,000	Liberty Latin America Ltd., Cl. A†	557,428	528,550
3,632	Liberty Latin America Ltd., Cl. C†	25,925	34,940
1,500	Naspers Ltd., Cl. N	272,365	294,102
43,000	Rogers Communications Inc., Cl. B	1,821,207	1,590,140

	U.S. Companies
200	Charter Communications Inc., Cl. A†	42,289	59,792
15,000	Comcast Corp., Cl. A	421,079	587,400
10,000	EchoStar Corp., Cl. A†	128,511	178,100
168	Liberty Broadband Corp., Cl. B†	8,321	9,462
87,000	WideOpenWest Inc.†	674,999	470,670
		4,479,794	4,312,940

	Telecommunications — 11.2%
	Non U.S. Companies
37,000	BCE Inc.	1,429,769	1,197,690
120,000	BT Group plc, Cl. A	387,601	212,900
36,000	Deutsche Telekom AG	641,273	905,253
56,000	Deutsche Telekom AG, ADR	915,070	1,410,640
17,500	Eurotelesites AG†	84,073	68,594
Shares		Cost	Market Value

12,000	Itissalat Al-Maghrib	$192,671	$102,811
465,000	Koninklijke KPN NV	1,371,180	1,782,811
31,000	Liberty Global Ltd., Cl. A†	586,724	540,330
44,000	Liberty Global Ltd., Cl. C†	801,618	785,400
85,000	Orange Belgium SA†	2,111,119	1,359,999
5,000	Orange SA, ADR	59,301	49,950
27,000	Orascom Investment Holding, GDR†(a)	20,022	378
60,000	Pharol SGPS SA†	9,134	2,840
16,000	Proximus SA	286,107	127,657
1,100	Swisscom AG	351,734	618,899
200,000	Telecom Italia SpA†	76,065	47,872
17,500	Telefonica Brasil SA, ADR	236,171	143,675
225,000	Telefonica Deutschland Holding AG	627,100	529,638
80,000	Telefonica SA, ADR	364,340	336,800
70,000	Telekom Austria AG	522,065	698,688
53,000	Telesat Corp.†	649,406	482,300
5,000	TELUS Corp.	77,636	75,692
10,000	VEON Ltd., ADR†	212,978	259,400

	U.S. Companies
4,500	AT&T Inc.	93,314	85,995
1,000	Cisco Systems Inc.	41,420	47,510
100	Motorola Solutions Inc.	23,512	38,605
7,000	Shenandoah Telecommunications Co.	94,539	114,310
15,000	Telephone and Data Systems Inc.	175,288	310,950
1,000	T-Mobile US Inc.	22,694	176,180
19,000	Verizon Communications Inc.	836,534	783,560
		13,300,458	13,297,327

	Wireless Communications — 2.9%
	Non U.S. Companies
3,000	America Movil SAB de CV, ADR	43,419	51,000
5,000	Infrastrutture Wireless Italiane SpA	53,486	52,209
40,000	Millicom International Cellular SA, SDR†	898,686	973,677
5,000	SK Telecom Co. Ltd., ADR	174,503	104,650
28,000	Turkcell Iletisim Hizmetleri A/S, ADR	157,149	212,240
122,000	Vodafone Group plc, ADR	1,577,173	1,082,140

	U.S. Companies
6,000	Anterix Inc.†	208,381	237,540
14,000	United States Cellular Corp.†	410,745	781,480

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Wireless Communications (Continued)
	U.S. Companies (Continued)
1,600	Vimeo Inc.†	$23,388	$5,968
		3,546,930	3,500,904

	TOTAL COMMUNICATIONS	21,327,182	21,111,171

	TOTAL COMMON STOCKS	92,326,406	119,278,569

	CLOSED-END FUNDS — 0.0%
10,000	Altaba Inc., Escrow†	0	25,250

	RIGHTS — 0.0%
	OTHER — 0.0%
	Health Care — 0.0%
	Non U.S. Companies
17,029	Ipsen SA/Clementia, CVR†(a)	22,989	0

	WARRANTS — 0.1%
	ENERGY AND UTILITIES — 0.1%
	Natural Resources — 0.1%
	U.S. Companies
1,500	Occidental Petroleum Corp., expire 08/03/27†	7,425	61,740

	OTHER — 0.0%
	Diversified Industrial — 0.0%
	Non U.S. Companies
1,250	SDCL EDGE Acquisition Corp., expire 12/31/28†	450	275

	TOTAL WARRANTS	7,875	62,015

TOTAL INVESTMENTS — 100.0%		$92,357,270	119,365,834

Other Assets and Liabilities (Net)			790,345

PREFERRED SHARES
(642,923 preferred shares outstanding)			(32,146,150)

NET ASSETS — COMMON SHARES
(5,968,911 common shares outstanding)			$88,010,029

NET ASSET VALUE PER COMMON SHARE
($88,010,029 ÷ 5,968,911 shares outstanding)			$14.74

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	54.6%	$65,178,825
Europe	37.5	44,706,699
Japan	4.1	4,844,867
Asia/Pacific	2.0	2,450,741
Latin America	1.5	1,786,567
South Africa	0.2	294,103
Africa/Middle East	0.1	104,032
Total Investments	100.0%	$119,365,834

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Assets and Liabilities

June 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $92,357,270)	$119,365,834
Foreign currency, at value (cost $14,099)	14,095
Receivable for investments sold	792,351
Dividends and interest receivable	654,076
Deferred offering expense	84,530
Prepaid expenses	1,771
Total Assets	120,912,657
Liabilities:
Payable to bank	491,671
Distributions payable	18,455
Payable for investments purchased	60,212
Payable for investment advisory fees	52,302
Payable for payroll expenses	37,872
Payable for offering costs	35,494
Payable for accounting fees	7,500
Other accrued expenses	52,972
Total Liabilities	756,478
Preferred Shares:
Series A Cumulative Preferred Shares (3.800%, $50 liquidation value per share, $0.001 par value, 1,200,000 shares authorized with 18,314 shares issued and outstanding)	915,700
Series B Cumulative Preferred Shares (5.200%, $50 liquidation value per share, $0.001 par value,1,370,433 shares authorized with 624,609 shares issued and outstanding)	31,230,450
Total Preferred Shares	32,146,150
Net Assets Attributable to Common Shareholders	$88,010,029

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$66,987,970
Total distributable earnings	21,022,059
Net Assets	$88,010,029

Net Asset Value per Common Share:
($88,010,029 ÷ 5,968,911 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$14.74

Statement of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $143,350)	$2,378,375
Interest	157,618
Total Investment Income	2,535,993
Expenses:
Investment advisory fees	313,667
Payroll expenses	76,433
Legal and audit fees	66,920
Shareholder communications expenses	45,551
Trustees’ fees	30,146
Accounting fees	22,500
Shareholder services fees	21,780
Custodian fees	18,480
Interest expense	263
Miscellaneous expenses	58,657
Total Expenses	654,397
Less:
Expenses paid indirectly by broker (See Note 5)	(1,314)
Net Expenses	653,083
Net Investment Income	1,882,910
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(802,315)
Net realized loss on foreign currency transactions	(3,331)
Net realized loss on investments and foreign currency transactions	(805,646)
Net change in unrealized appreciation/depreciation:
on investments	2,740,003
on foreign currency translations	(13,752)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,726,251
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	1,920,605
Net Increase in Net Assets Resulting from Operations	3,803,515
Total Distributions to Preferred Shareholders	(976,323)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$2,827,192

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023

Operations:
Net investment income	$1,882,910		$3,888,501
Net realized loss on investments and foreign currency transactions	(805,646)		(4,030,887)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,726,251		3,847,615
Net Increase in Net Assets Resulting from Operations	3,803,515		3,705,229

Distributions to Preferred Shareholders from Accumulated Earnings	(976,323	)*	(2,623,243)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	2,827,192		1,081,986

Distributions to Common Shareholders:
Accumulated earnings	(573,015	)*	(1,380,122)
Return of capital	(3,008,331	)*	(5,782,571)

Total Distributions to Common Shareholders	(3,581,346)		(7,162,693)

Fund Share Transactions:
Net increase in net assets from repurchase of preferred shares	13,813		2,497
Net Increase in Net Assets from Fund Share Transactions	13,813		2,497

Net Decrease in Net Assets Attributable to Common Shareholders	(740,341)		(6,078,210)

Net Assets Attributable to Common Shareholders:
Beginning of year	88,750,370		94,828,580
End of period	$88,010,029		$88,750,370

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2024		Year Ended December 31,
	(Unaudited)		2023	2022	2021	2020	2019
Operating Performance:
Net asset value, beginning of year	$14.87		$15.89	$21.01	$19.47	$20.43	$18.75
Net investment income	0.32		0.65	0.48	0.50	0.40	0.57
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	0.31		(0.03)	(3.77)	2.72	0.32	3.13
Total from investment operations	0.63		0.62	(3.29)	3.22	0.72	3.70
Distributions to Preferred Shareholders: (a)
Net investment income	(0.16	)*	(0.44)	(0.19)	(0.26)	(0.42)	(0.29)
Net realized gain	—		—	(0.24)	(0.22)	—	(0.54)
Return of capital	—		—	—	—	(0.06)	—
Total distributions to preferred shareholders	(0.16)		(0.44)	(0.43)	(0.48)	(0.48)	(0.83)
Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.47		0.18	(3.72)	2.74	0.24	2.87
Distributions to Common Shareholders:
Net investment income	(0.10	)*	(0.23)	(0.28)	(0.25)	—	(0.27)
Net realized gain	—		—	(0.37)	(0.22)	—	(0.52)
Return of capital	(0.50	)*	(0.97)	(0.55)	(0.73)	(1.20)	(0.41)
Total distributions to common shareholders	(0.60)		(1.20)	(1.20)	(1.20)	(1.20)	(1.20)
Fund Share Transactions:
Decrease in net asset value from common share transactions	—		—	(0.15)	—	—	—
Increase in net asset value from common shares issued upon reinvestment of distributions	—		—	0.00 (b)	0.00 (b)	0.00 (b)	—
Increase in net asset value from repurchase of preferred shares	0.00	(b)	0.00 (b)	0.01	0.00 (b)	—	0.01
Offering expenses charged to paid-in capital	—		—	(0.06)	—	—	0.00 (b)
Total Fund share transactions	0.00	(b)	0.00 (b)	(0.20)	0.00 (b)	—	0.01
Net Asset Value Attributable to Common Shareholders, End of Period	$14.74		$14.87	$15.89	$21.01	$19.47	$20.43
NAV total return †	3.26%		1.18%	(18.21)%	14.30%	2.33%	15.83%
Market value, end of period	$13.86		$13.18	$14.08	$21.05	$18.42	$18.88
Investment total return ††	9.80%		1.99%	(26.98)%	21.23%	4.86%	25.09%
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$120,156		$126,988	$156,134	$174,859	$169,245	$174,294
Net assets attributable to common shares, end of period (in 000’s)	$88,010		$88,750	$94,829	$112,929	$104,632	$109,681
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	4.16	%(c)	4.23%	2.75%	2.40%	2.29%	2.90%
Ratio of operating expenses to average net assets attributable to common shares (d)(e)(f)	1.45	%(c)	1.45%	1.35%	1.39%	1.39%	1.33%
Portfolio turnover rate	3%		3%	6%	10%	27%	71%

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2024	Year Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Cumulative Preferred Shares:
Series A Preferred
Liquidation value, end of period (in 000’s)	$916	$1,017	$1,054	$1,626	$1,711	$1,711
Total shares outstanding (in 000’s)	18	20	21	33	34	34
Liquidation preference per share	$50.00	$50.00	$50.00	$50.00	$50.00	$50.00
Average market value (g)	$43.98	$48.03	$48.08	$46.44	$45.94	$46.84
Asset coverage per share (h)	$186.89	$166.05	$127.34	$141.18	$130.97	$134.88
Series B Preferred
Liquidation value, end of period (in 000’s)	$31,230	$37,221	$60,251	$60,303	$62,901	$62,901
Total shares outstanding (in 000’s)	625	744	1,205	1,206	1,258	1,258
Liquidation preference per share	$50.00	$50.00	$50.00	$50.00	$50.00	$50.00
Average market value (g)	$50.20	$49.91	$50.25	$51.67	$51.66	$52.15
Asset coverage per share (h)	$186.89	$166.05	$127.34	$141.18	$130.97	$134.88
Asset Coverage (i)	374%	332%	255%	282%	262%	270%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

††	Based on market value per share at initial public offering of $20.00 per share, adjusted for reinvestments of distributions at prices obtained under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.

(b)	Amount represents less than $0.005 per share.
(c)	Annualized.

(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been made, this expense ratio for the six months ended June 30, 2024 would have been 1.44%. For the years ended December 31, 2023, 2022, 2021, 2020, and 2019, there was no impact on the expense ratios.

(e)	The Fund incurred interest expense in all periods presented. During the year ended December 31, 2019, if interest expense had not been incurred, the expense ratios would have been 1.32% attributable to common shares and 0.82% including the liquidation value of preferred shares. For the six months ended June 30, 2024, and the years ended December 31, 2023, 2022, 2021, and 2020, there was no impact on the expense ratios.

(f)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2024, and the years December 31, 2023, 2022, 2021, 2020, and 2019, would have been 1.05%, 0.88%, 0.83%, 0.89%, 0.82%, and 0.83%, respectively.

(g)	Based on weekly prices.

(h)	Asset coverage per share is calculated by combining all series of preferred shares.

(i)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli Global Utility & Income Trust (the Fund) was organized on March 8, 2004 as a Delaware statutory trust. Although the Fund is registered as a non-diversified fund, it has operated as a diversified fund for over three years. Therefore, the Investment Company Act of 1940, as amended (the 1940 Act) obliges the Fund to continue to operate as a diversified fund unless the Fund obtains shareholder approval to operate as a non-diversified fund. The Fund commenced investment operations on May 28, 2004.

The Fund’s investment objective is to seek a consistent level of after-tax total return over the long term with an emphasis currently on qualified dividends. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities (including preferred securities) of domestic and foreign companies involved to a substantial extent in providing products, services, or equipment for the generation or distribution of electricity, gas, or water and infrastructure operations, and in equity securities (including preferred securities) of companies in other industries, in each case in such securities that are expected to pay periodic dividends.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Communications
Cable and Satellite	$4,303,478	$9,462	—	$4,312,940
Telecommunications	12,767,311	529,638	$378	13,297,327
Other Industries (b)	3,500,904	—	—	3,500,904
Energy and Utilities
Energy and Utilities: Integrated	33,495,629	4,845	—	33,500,474
Other Industries (b)	31,301,091	—	—	31,301,091
Other
Diversified Industrial	674,191	38,900	—	713,091
Other Industries (b)	32,652,742	—	—	32,652,742
Total Common Stocks	118,695,346	582,845	378	119,278,569
Closed-End Funds	—	25,250	—	25,250
Rights (b)	—	—	0	0
Warrants (b)	62,015	—	—	62,015
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$118,757,361	$608,095	$378	$119,365,834

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2024, the Fund did not have material transfers into or out of Level 3. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2024, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from

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Notes to Financial Statements (Unaudited) (Continued)

obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2024, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. For the six months ended June 30, 2024, the Fund held no investments in equity contract for difference swap agreements.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated

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Notes to Financial Statements (Unaudited) (Continued)

as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2024 the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, and timing differences. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Distributions to shareholders of the Fund’s 3.800% Series A Cumulative Preferred Shares (Series A Preferred) and 5.200% Series B Cumulative Preferred Shares (Series B Preferred) are recorded on a daily basis and are determined as described in Note 6.

The tax character of distributions paid during the year ended December 31, 2023 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$1,380,122	$2,623,243
Return of capital	5,782,571	–
Total distributions paid	$7,162,693	$2,623,243

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2023, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period.

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Notes to Financial Statements (Unaudited) (Continued)

Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$79,359
Long term capital loss carryforward with no expiration	4,070,691
Total capital loss carryforwards	$4,150,050

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$93,486,617	$34,135,476	$(8,256,259)	$25,879,217

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, currently equal on an annual basis to 0.50% of the value of the Fund’s average weekly total assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

4.  Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2024, other than short term securities and U.S. Government obligations, aggregated $3,397,630 and $5,222,723, respectively.

5.  Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2024, the Fund paid $2,339 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,314.

During the six months ended June 30, 2024, the Gabelli Global Utility & Income Trust engaged in sales transactions with funds that have a common investment adviser. These transactions complied with Rule 17a-7 under the 1940 Act and amounted to $146,520 in sales transactions.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon,

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2024, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2024, the Fund accrued $76,433 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6.  Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2024, there were no borrowings under the line of credit.

7.  Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2024 and the year ended December 31, 2023, the Fund did not repurchase and retire any common shares in the open market.

On May 12, 2022, the Fund distributed one transferable right for each of the 5,377,458 common shares outstanding on that date. Four rights were required to purchase one additional common share at the subscription price of $16 per share. On June 30, 2022, the Fund issued 591,453 common shares receiving net proceeds of $9,148,248 after the deduction of offering expenses of $315,000. The NAV of the Fund decreased by $0.15 per share on the day the additional shares were issued due to the shares being issued below NAV.

For the six months ended June 30, 2024 and the year ended December 31, 2023, there were no transactions in common stock.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A and Series B Preferred are cumulative and the liquidation value is $50 per share. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A and Series B Preferred Shares at the redemption price of $50 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

As of June 30, 2024, the Fund had an effective shelf registration authorizing the issuance of $141 million in common or preferred shares.

The Series A Preferred has an annual dividend rate of 3.80%. The Fund may redeem at any time all or any part of the Series A Preferred at the liquidation value plus accumulated and unpaid dividends. During the six months ended June 30, 2024 and the year ended December 2023, the Fund repurchased and retired, respectively, 2,035 and 738 of the Series A Preferred Shares in the open market at investments of $87,487 and $33,803 and at average discounts of approximately 14.02% and 8.41% from its liquidation preference.

On December 11, 2023, the Board approved June 26, 2024 as an additional put date for the Series B Preferred. Each Series B Preferred shareholder has the right to put their shares to the Fund in each of the 60 day periods ending June 26, 2024 and December 26, 2024, after which the Series B preferred becomes perpetual. After proper notification is given, the Series B preferred shares are callable at the liquidation value of $50 per share plus accrued dividends.

On December 28, 2021, the Fund redeemed and retired 51,968 shares of Series B Preferred that were properly submitted for redemption during the 30 day period prior to December 26, 2021 at their liquidation value of $50 per share plus any accumulated and unpaid dividends. On January 8, 2022, the fund repurchased 1,048 shares of Series B Preferred at their liquidation preference of $50 per share.

On December 26, 2023, the Fund redeemed and retired 460,602 shares of Series B preferred that were properly submitted for redemption during the 60 day period ending on December 26, 2023 at their liquidation value of $50 per share plus any accumulated or unpaid dividends.

On June 26, 2024, the Fund redeemed and retired 119,802 shares of Series B preferred that were properly submitted for redemption during the 60 day period ending on June 26, 2024 at their liquidation value of $50 per share plus any accumulated or unpaid dividends.

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2024	Net Proceeds	2024 Dividend Rate Range	Dividend Rate at 6/30/2024	Accrued Dividends at 6/30/2024
A 3.800%	April 11, 2013	1,200,000	18,314	$70,286,465	Fixed Rate	3.800%	$411
B 5.200%	December 19, 2018	1,370,433	624,609	81,988,557	Fixed Rate	5.200%	$18,044

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined

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Notes to Financial Statements (Unaudited) (Continued)

in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

8.  Industry Concentration. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

9.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 12, 2024, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 13, 2024 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 13, 2024. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Calgary Avansino, Nicolas W. Platt, and Salvatore M. Salibello as Trustees of the Fund, with a total 5,415,676 votes, 5,418,011 votes, and 5,402,928 votes cast in favor of these Trustees, and a total of 131,727 votes, 129,392 votes, and 144,475 votes withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected James P. Conn as a Trustee of the Fund, with 644,982 votes cast in favor of this Trustee and 16,854 votes withheld for this Trustee.

Vincent D. Enright, Leslie F. Foley, Michael J. Melarkey, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Global Utility & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Timothy M. Winter, CFA, joined Gabelli in 2009 and covers the utility industry. He has over 25 years of experience as an equity research analyst covering the industry. Currently, he continues to specialize in the utility industry and also serves as a portfolio manager of Gabelli Funds, LLC. Mr. Winter received his BA in Economics from Rollins College and an MBA degree in Finance from the University of Notre Dame.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group, Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA degree from the Wharton School of Business.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGLUX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting on February 13, 2024, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one-, three-, five-, and ten-year periods ended December 31, 2023 against a peer group of ten other utility and infrastructure funds selected by the Adviser (the “Adviser Peer Group”). The Independent Board Members noted that the Fund’s performance was in the third quartile for the one-year period and the fourth quartile for the three-, five- and ten-year periods for the Adviser Peer Group. The Independent Board Members also noted, based on the Fund’s unique strategy, the difficulties associated with identifying peer group funds for comparison purposes. In this regard the Independent Board Members recalled the Fund’s comparative performance, on both an NAV and market price basis, against its benchmarks as set forth in the Fund’s 2023 annual report and discussed earlier in the Meeting, and considered the stronger long-term performance the Fund experienced compared to S&P Global 1200 Utilities Index as opposed to against the Adviser Peer Group. Finally, the Independent Board Members discussed specific factors related to the Fund’s investment performance, including the economic factors that have impacted Fund performance, and noted that they had engaged in an extensive discussion with the Adviser on the Fund’s investment portfolio and the Fund’s absolute returns, as well as the Adviser’s outlook on the utilities industry, and its plans and strategies to improve performance.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such charge. The Board also reviewed materials showing that a portion of the Fund’s portfolio transactions was executed by the Adviser’s affiliated broker, resulting in incremental profits to the broker.

Economies of Scale. The Independent Board Members considered the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth in the absence of additional offerings.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s total expense ratio was above average for the Adviser Peer Group, and the Fund’s size was below average within the Adviser Peer Group. The Independent Board Members were presented with information comparing the advisory fee to the fee for other types of accounts managed by the Adviser. The Independent Board Members noted that within each group, the Fund’s investment management fee was below average.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio advisory services, good ancillary services and an acceptable performance record within its relatively conservative stance. The Independent Board Members also concluded that the Fund’s expense ratios were acceptable in light of the Fund’s size, and that, in part due to the Fund’s structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Not applicable

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Not applicable

(a)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members

Not applicable

(a)(4)	Disclosure of Securities Ownership

Not applicable

(b)	There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a)	Provide the information specified in the table with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser” as defined in Rule 10b-18(a)(3) under the Exchange Act (17CFR 240-10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2024 through 01/31/2024	Common – N/A Preferred Series A – 1,013 Preferred Series B – N/A	Common – N/A Preferred Series A – $43.27 Preferred Series B – N/A	Common – N/A Preferred Series A – 1,013 Preferred Series B – N/A	Common – 5,968,911 Preferred Series A – 20,349 - 1,013 = 19,336 Preferred Series B – 744,411
Month #2 02/01/2024 through 02/29/2024	Common – N/A Preferred Series A – 474 Preferred Series B – N/A	Common – N/A Preferred Series A – $43.27 Preferred Series B – N/A	Common – N/A Preferred Series A – 474 Preferred Series B – N/A	Common – 5,968,911 Preferred Series A – 19,336 - 474 = 18,862 Preferred Series B – 744,411
Month #3 03/01/2024 through 03/31/2024	Common – N/A Preferred Series A – 225 Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – 225 Preferred Series B – N/A	Common – 5,968,911 Preferred Series A – 18,862 - 225 = 18,637 Preferred Series B – 744,411
Month #4 04/01/2024 through 04/30/2024	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,968,911 Preferred Series A – 18,637 Preferred Series B – 744,411
Month #5 05/01/2024 through 05/31/2024	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,968,911 Preferred Series A – 18,637 Preferred Series B – 744,441
Month #6 06/01/2024 through 06/30/2024	Common – N/A Preferred Series A – 323 Preferred Series B – N/A	Common – N/A Preferred Series A – $41.45 Preferred Series B – N/A	Common – N/A Preferred Series A – 323 Preferred Series B – N/A	Common – 5,968,911 Preferred Series A – 18,637 - 323 = 18,314 Preferred Series B – 624,609
Total	Common – N/A Preferred Series A – 2,035 Preferred Series B – N/A	Common – N/A Preferred Series A – $43.01 Preferred Series B – N/A	Common – N/A Preferred Series A – 2,035 Preferred Series B – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value.
c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	If at any time during or after the last completed fiscal year the registrant was required to prepare an accounting restatement that required recovery of erroneously awarded compensation pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, or there was an outstanding balance as of the end of the last completed fiscal year of erroneously awarded compensation to be recovered from the application of the policy to a prior restatement, the registrant must provide the following information:

(1)	For each restatement:

(i)	The date on which the registrant was required to prepare an accounting restatement; N/A

(ii)	The aggregate dollar amount of erroneously awarded compensation attributable to such accounting restatement, including an analysis of how the amount was calculated; $0

(ii)	If the financial reporting measure defined in 17 CFR 10D-1(d) related to a stock price or total shareholder return metric, the estimates that were used in determining the erroneously awarded compensation attributable to such accounting restatement and an explanation of the methodology used for such estimates; N/A

(iv)	The aggregate dollar amount of erroneously awarded compensation that remains outstanding at the end of the last completed fiscal year; $0 and

(v)	If the aggregate dollar amount of erroneously awarded compensation has not yet been determined, disclose this fact, explain the reason(s) and disclose the information required in (ii) through (iv) in the next annual report that the registrant files on this Form N-CSR; $0

(2)	If recovery would be impracticable pursuant to 17 CFR 10D-1(b)(1)(iv), for each named executive officer and for all other executive officers as a group, disclose the amount of recovery forgone and a brief description of the reason the registrant decided in each case not to pursue recovery; $0 and

(3)	For each named executive officer from whom, as of the end of the last completed fiscal year, erroneously awarded compensation had been outstanding for 180 days or longer since the date the registrant determined the amount the individual owed, disclose the dollar amount of outstanding erroneously awarded compensation due from each such individual. N/A

(b)	If at any time during or after its last completed fiscal year the registrant was required to prepare an accounting restatement, and the registrant concluded that recovery of erroneously awarded compensation was not required pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, briefly explain why application of the recovery policy resulted in this conclusion. N/A

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Utility & Income Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2024

* Print the name and title of each signing officer under his or her signature.